UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mike Donatelli
Title:   Managing Member, General Partner
Phone:   (212) 500-2812


Signature, Place and Date of Signing:


/s/ Mike Donatelli              New York, New York          February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $192,556
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Form 13F File Number                          Name
--------------------                          ----

NONE

                                                     FORM 13F INFORMATION TABLE
                                                         EAC Management LP
                                                         December 31, 2011



COLUMN 1                      COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------     ---------  --------   -------------------  ----------  --------  ----------------------
                              TITLE OF                 VALUE      SHS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED  NONE
--------------                --------     ---------  --------   -------   ---  ----  ----------  --------  --------- ------  ----
99 CENTS ONLY STORES          COM          65440K106    5,357     244,075  SH            SOLE       NONE      244,075
CONSTELLATION ENERGY GROUP I  COM          210371100      468      11,800  SH            SOLE       NONE       11,800
GOODRICH CORP                 COM          382388106   22,922     185,300  SH            SOLE       NONE      185,300
GOODRICH CORP                 COM          382388106   11,752      95,000       CALL     SOLE       NONE       95,000
HEALTHSPRING INC              COM          42224N101   28,097     515,169  SH            SOLE       NONE      515,169
LOOPNET INC                   COM          543524300      276      15,124  SH            SOLE       NONE       15,124
MOTOROLA MOBILITY HLDGS INC   COM          620097105      776      20,000  SH            SOLE       NONE       20,000
NETLOGIC MICROSYSTEMS INC     COM          64118B100   42,694     861,285  SH            SOLE       NONE      861,285
PHARMASSET INC                COM          71715N106    6,025      47,000  SH            SOLE       NONE       47,000
PHARMASSET INC.               COM          71715N106    2,577      20,100       CALL     SOLE       NONE       20,100
SUCCESSFACTORS INC            COM          864596101   40,639   1,019,300  SH            SOLE       NONE    1,019,300
TEMPLE INLAND INC             COM          879868107   29,659     935,314  SH            SOLE       NONE      935,314
WINN DIXIE STORES INC         COM NEW      974280307    1,313     140,000  SH            SOLE       NONE      140,000











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